Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2018 JPY (¥)
Investments, Debt and Equity Securities [Abstract]
Net gains recognized during the period	¥ 411,720 [1]
Net gains recognized during the period on equity securities sold during the period	12,470
Net unrealized gains recognized during the reporting period still held at the reporting date	¥ 399,250

[1]	Included in Investment securities gains-net.